Other Liabilities	12 Months Ended
Jun. 30, 2025
Other Liabilities [Abstract]
Other Liabilities
16.	Other Liabilities

	2025 $’000	2024 $’000
Deferred income	–	4,540
Flow through share premium liability (1)	–	6,084
Total other liabilities	–	10,624
Comprising:
Current	–	6,084
Non-current	–	4,540

(1)	Flow through share proceeds of $54.9 million, received by the Group in March 2023, were fully utilised as at 30 June 2025.

Reclassification of deferred income to property, plant and equipment

The Group performed a review of the royalty agreement with Lithium Royalty Corp. (LRC) and have reclassified amounts previously recognised as deferred income to property, plant and equipment. These reclassifications have been applied retrospectively to prior period comparatives.

(a)	Flow Through Shares

Under Canadian taxation legislation, mining companies may issue flow through shares to finance eligible exploration programs. A flow through share arrangement enables an entity to incur qualifying exploration and evaluation expenditure and renounce the related income tax deductions to investors. On issuance, the entity allocates the proceeds from issuance between issued capital and the sale of tax benefits (or flow through share premium), which is equal to the estimated premium that investors pay for the flow through feature. Issued share capital is recognised at fair value with the residual value recognised as a flow through share premium liability.

At initial recognition, the sale of tax benefits is deferred and presented as other liabilities in the Consolidated Statement of Financial Position as the entity has not yet fulfilled its obligations to pass on the tax deductions to investors. Upon expenditure being incurred, the entity derecognises the liability and recognises the premium as other income in the Consolidated Statement of Profit or Loss. The expenditure also gives rise to a deferred tax liability which is recognised as the difference between the carrying value and tax base of the qualifying expenditure.

The Company has elected to apply the renunciation process prospectively and has relied upon the “look-back” rule which allows the Company to renounce eligible expenditures incurred up to an entire calendar year following the last day of the calendar year in which the flow through shares were issued.